Financing (Components Of Debt) (Details) SFr in Millions, $ in Millions	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2014 USD ($)	Jun. 30, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2001
Debt, Long-term and Short-term, Combined Amount [Abstract]
Commercial paper		$ 764.6		$ 450.0
Bonds		118.3		144.9
Other		118.3		144.9
Subtotal		3,473.4		3,499.0
Less: currently payable		71.9		62.3
Long-term debt		3,401.5		3,436.7
2014 Notes | Senior notes
Debt, Long-term and Short-term, Combined Amount [Abstract]
Senior Notes		$ 0.0		400.0
Interest rate of debt instrument	1.30%	1.30%	1.30%
2016 Notes | Senior notes
Debt, Long-term and Short-term, Combined Amount [Abstract]
Senior Notes		$ 500.0		500.0
Interest rate of debt instrument	2.30%	2.30%
2018 Notes | Senior notes
Debt, Long-term and Short-term, Combined Amount [Abstract]
Senior Notes		$ 500.0		500.0
Interest rate of debt instrument	5.625%	5.625%
2019 Notes | Senior notes
Debt, Long-term and Short-term, Combined Amount [Abstract]
Senior Notes		$ 750.0		750.0
Interest rate of debt instrument	5.40%	5.40%
2021 Notes | Senior notes
Debt, Long-term and Short-term, Combined Amount [Abstract]
Senior Notes		$ 600.0		600.0
Interest rate of debt instrument	3.90%	3.90%
2016 Bonds | Bonds
Debt, Long-term and Short-term, Combined Amount [Abstract]
Bonds	SFr 120	$ 129.9		0.0
Other	SFr 120	$ 129.9		0.0
Interest rate of debt instrument	4.00%	4.00%
2021 LYONS | Convertible Debt
Debt, Long-term and Short-term, Combined Amount [Abstract]
Zero-coupon LYONs due 2021		$ 110.6		$ 154.1
Interest rate of debt instrument	0.00%	0.00%			2.375%